Advances to joint ventures (Tables)	12 Months Ended
Dec. 31, 2020
Advances to joint ventures
Schedule of investments in and advances to affiliates

	As of
	December 31,
(in thousands of U.S. dollars)	2020	2019
Current portion of advances to joint ventures	$3,284	$—
Long-term advances to joint ventures	869	3,831
Advances/shareholder loans to joint ventures	$4,153	$3,831